Insurance service expense (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Incurred claims and other directly attributable expenses	£ 1,202	£ 1,091	£ 1,135
Changes that relate to past service: adjustment to liabilities for incurred claims	(44)	69	(12)
Changes that relate to future service: losses and reversal of losses on onerous contracts	22	1,222	266
Amortisation of insurance acquisition assets	58	20	58
Net impairment loss on insurance acquisition assets	0	14	0
Total insurance service expense	1,238	2,416	1,447
Effect of adjustments made when entity changed basis of disaggregation of insurance finance income (expenses) between profit or loss and other comprehensive income for contracts with direct participation features [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Changes that relate to future service: losses and reversal of losses on onerous contracts	(89)
Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Incurred claims and other directly attributable expenses	966	855	896
Changes that relate to past service: adjustment to liabilities for incurred claims	1	(4)	4
Changes that relate to future service: losses and reversal of losses on onerous contracts	26	1,221	265
Amortisation of insurance acquisition assets	40	48	37
Net impairment loss on insurance acquisition assets	0	14	0
Total insurance service expense	1,033	2,134	1,202
Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Incurred claims and other directly attributable expenses	236	236	239
Changes that relate to past service: adjustment to liabilities for incurred claims	(45)	73	(16)
Changes that relate to future service: losses and reversal of losses on onerous contracts	(4)	1	1
Amortisation of insurance acquisition assets	18	(28)	21
Net impairment loss on insurance acquisition assets	0	0	0
Total insurance service expense	£ 205	£ 282	£ 245